Segment Information - Summary of Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
Segment Reporting Information [Line Items]
Cost of Goods and Services Sold, Total	¥ 188,791	$ 27,529	¥ 203,941	¥ 79,951
General and administrative expenses	(48,420)	(7,060)	(48,849)	(44,337)
Sales and marketing expenses	(10,496)	(1,530)	(14,025)	(6,753)
Impairment loss on long-lived assets	0		0	(3,674)
Operating loss	6,737	983	(15,739)	(9,270)
Subsidy income	191	28	1,413	728
Interest income, net	6,006	876	16,200	7,235
Realized gain (loss) in investments	3,938	574	(3,062)	3,207
Unrealized holding gain in investments	2,438	356	2,022	3,910
Other (expense) income, net	381	55	(739)	(1,434)
Impairment loss on long-term investments				(500)
Operating Segments
Segment Reporting Information [Line Items]
Revenue	254,444	37,102	251,076	125,445
Cost of Goods and Services Sold, Total	(188,791)	(27,529)	(203,941)	(79,951)
General and administrative expenses	(48,420)	(7,060)	(48,849)	(44,337)
Sales and marketing expenses	(10,496)	(1,530)	(14,025)	(6,753)
Impairment loss on other long-lived assets				(3,674)
Operating loss	6,737	983	(15,739)	(9,270)
Subsidy income	191	28	1,413	728
Interest income, net	6,006	876	16,200	7,235
Realized gain (loss) in investments	3,938	574	(3,062)	3,207
Unrealized holding gain in investments	2,438	356	2,022	3,910
Other (expense) income, net	381	55	(739)	(1,434)
Investment income	1,224	177
Gains from deregistration of subsidiaries	8,811	1,284
Impairment loss on long-term investments				(500)
Income before income taxes	29,726	4,333	95	3,876
Learning Services
Segment Reporting Information [Line Items]
Revenue	130,805	19,074	108,047	65,842
Learning Services | Operating Segments
Segment Reporting Information [Line Items]
Revenue	130,805	19,074	108,047	65,842
Cost of Goods and Services Sold, Total	(67,354)	(9,821)	(62,279)	(25,703)
Tourism Services
Segment Reporting Information [Line Items]
Revenue	118,365	17,260	138,295	51,880
Tourism Services | Operating Segments
Segment Reporting Information [Line Items]
Revenue	118,365	17,260	138,295	51,880
Cost of Goods and Services Sold, Total	(117,626)	(17,152)	(137,725)	(48,189)
Other | Operating Segments
Segment Reporting Information [Line Items]
Revenue	5,274	768	4,734	7,723
Cost of Goods and Services Sold, Total	¥ (3,811)	$ (556)	¥ (3,937)	¥ (6,059)